Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 1,441.9	$ 1,064.3
Additions	586.9	625.9
Business combinations	10.8
Disposals	(0.9)	(1.5)
Depreciation	(246.7)	(210.6)
Effect of foreign currency exchange rate changes	18.4	(36.2)
Carrying amount, Ending balance	1,810.4	1,441.9
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	360.0	292.5
Additions	165.6	172.5
Business combinations	0.0
Disposals	(0.1)	(0.1)
Depreciation	(101.9)	(95.8)
Effect of foreign currency exchange rate changes	3.4	(9.1)
Carrying amount, Ending balance	427.0	360.0
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	513.3	425.0
Additions	260.0	195.7
Business combinations	10.8
Disposals	(0.6)	(1.1)
Depreciation	(115.1)	(92.8)
Effect of foreign currency exchange rate changes	3.6	(13.5)
Carrying amount, Ending balance	672.0	513.3
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	418.7	254.6
Additions	152.5	197.3
Business combinations	0.0
Disposals	(0.1)	(0.3)
Depreciation	(29.7)	(22.0)
Effect of foreign currency exchange rate changes	3.3	(10.9)
Carrying amount, Ending balance	544.7	418.7
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	149.9	92.2
Additions	8.8	60.4
Business combinations	0.0
Disposals	(0.1)
Effect of foreign currency exchange rate changes	8.1	(2.7)
Carrying amount, Ending balance	$ 166.7	$ 149.9